Insurance Contracts - Schedule of Insurance Service Results (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2025 KRW (₩)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 KRW (₩)
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	₩ 5,433,511		₩ 5,003,839	₩ 4,547,691
Changes in risk adjustment due to release of risk	240,588		212,912	215,381
Contractual service margin recognized in profit or loss for the services provided	1,305,006		1,279,257	1,271,662
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	358,019		280,737	204,156
Other insurance revenues	(1,753)		(5,096)	(6,755)
Insurance revenue	11,651,881	$ 8,066,098	11,017,155	10,322,356
Incurred claims and expenses	(9,266,551)		(8,306,762)	(8,099,757)
Amortization of insurance acquisition cash flows	(867,694)		(763,577)	(655,430)
Changes in fulfilment cash flows relating to incurred claims	(10,927)		359,157	313,333
Losses on onerous contracts and reversals	(76,552)		(172,858)	(274,924)
Other insurance service expenses	8,525		(128)	(3,790)
Insurance service expenses for insurance contracts	(10,213,199)	(7,070,160)	(8,884,168)	(8,720,568)
Recovery of incurred reinsurance claims and expenses	622,153		533,243	828,064
Changes in fulfilment cash flows relating to incurred claims	109,483		(116,546)	(195,441)
Reinsurance income for reinsurance contracts	(6,971)		22,339	50,492
Other Reinsurance Income	0		0	0
Reinsurance Income	724,665		439,036	683,115
Expected recovery of incurred claims and expenses	(165,589)		(220,019)	(153,663)
Changes in risk adjustment due to release of risk	(8,870)		(9,524)	(8,158)
Contractual service margin recognized in profit or loss for the services received	(9,241)		289	4,976
Experience adjustments on reinsurance premium related to current and past services	(14,711)		16,785	(2,951)
Other reinsurance expenses	83		(5,985)	1,097
Reinsurance expenses not applying the premium allocation approach	(198,328)		(218,454)	(158,699)
Reinsurance expense	(859,974)		(922,262)	(838,051)
Net insurance income	1,303,373	$ 902,269	1,649,761	1,446,852
Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	7,335,371		6,771,649	6,232,135
Insurance service expenses for insurance contracts	(5,959,813)		(5,173,353)	(4,929,512)
Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	4,316,510		4,245,506	4,090,221
Insurance service expenses for insurance contracts	(4,253,386)		(3,710,815)	(3,791,056)
Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	173,004		197,181	183,105
Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	551,661		241,855	500,010
Reinsurance expense	(661,646)		(703,808)	(679,352)
Death Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	263,319		265,682	254,876
Changes in risk adjustment due to release of risk	17,228		17,924	18,099
Contractual service margin recognized in profit or loss for the services provided	266,560		268,784	287,724
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	33,686		29,544	18,996
Other insurance revenues	(489)		(2,936)	(3,444)
Insurance revenue	580,304		578,998	576,251
Incurred claims and expenses	(229,359)		(219,260)	(255,897)
Amortization of insurance acquisition cash flows	(33,686)		(29,544)	(18,996)
Changes in fulfilment cash flows relating to incurred claims	10,534		802	12,947
Losses on onerous contracts and reversals	(12,666)		(473)	(10,570)
Other insurance service expenses	(355)		1,766	2,359
Insurance service expenses for insurance contracts	(265,532)		(246,709)	(270,157)
Recovery of incurred reinsurance claims and expenses	871		8,886	437
Changes in fulfilment cash flows relating to incurred claims	2,247		1,044	(203)
Reinsurance income for reinsurance contracts	185		162	242
Other Reinsurance Income	0		0	0
Reinsurance Income	3,303		10,092	476
Expected recovery of incurred claims and expenses	(1,569)		(9,577)	(951)
Changes in risk adjustment due to release of risk	(212)		(169)	(126)
Contractual service margin recognized in profit or loss for the services received	(1,782)		(1,640)	(1,280)
Experience adjustments on reinsurance premium related to current and past services	(273)		0	0
Other reinsurance expenses	41		507	14
Reinsurance expenses not applying the premium allocation approach	(3,795)		(10,879)	(2,343)
Reinsurance expense	(3,795)		(10,879)	(2,343)
Net insurance income	314,280		331,502	304,227
Death Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	580,304		578,998	576,251
Insurance service expenses for insurance contracts	(265,532)		(246,709)	(270,157)
Death Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Death Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	3,303		10,092	476
Death Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Reinsurance expense	0		0	0
Health Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	37,554		35,551	33,177
Changes in risk adjustment due to release of risk	3,087		2,715	2,846
Contractual service margin recognized in profit or loss for the services provided	19,013		17,205	19,960
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	4,773		3,495	2,835
Other insurance revenues	(396)		(713)	(228)
Insurance revenue	64,031		58,253	58,590
Incurred claims and expenses	(54,703)		(36,144)	(36,962)
Amortization of insurance acquisition cash flows	(4,773)		(3,495)	(2,835)
Changes in fulfilment cash flows relating to incurred claims	(87)		1,370	(650)
Losses on onerous contracts and reversals	(688)		10,935	(13,678)
Other insurance service expenses	2,541		1,634	79
Insurance service expenses for insurance contracts	(57,710)		(25,700)	(54,046)
Recovery of incurred reinsurance claims and expenses	2,535		12,465	1,759
Changes in fulfilment cash flows relating to incurred claims	266		884	(198)
Reinsurance income for reinsurance contracts	214		(120)	148
Other Reinsurance Income	0		0	0
Reinsurance Income	3,015		13,229	1,709
Expected recovery of incurred claims and expenses	(2,050)		(10,893)	(2,081)
Changes in risk adjustment due to release of risk	(160)		(86)	(120)
Contractual service margin recognized in profit or loss for the services received	(725)		121	(369)
Experience adjustments on reinsurance premium related to current and past services	1,316		0	0
Other reinsurance expenses	19		(1,471)	8
Reinsurance expenses not applying the premium allocation approach	(1,600)		(12,329)	(2,562)
Reinsurance expense	(1,600)		(12,329)	(2,562)
Net insurance income	7,736		33,453	3,691
Health Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	64,031		58,253	58,590
Insurance service expenses for insurance contracts	(57,710)		(25,700)	(54,046)
Health Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Health Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	3,015		13,229	1,709
Health Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Reinsurance expense	0		0	0
Pension Savings
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	55,355		46,448	35,907
Changes in risk adjustment due to release of risk	9,030		7,207	4,720
Contractual service margin recognized in profit or loss for the services provided	59,199		54,498	35,629
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	34,412		19,204	6,167
Other insurance revenues	(306)		(896)	(2,409)
Insurance revenue	157,690		126,461	80,014
Incurred claims and expenses	(48,641)		(36,385)	(36,344)
Amortization of insurance acquisition cash flows	(34,412)		(19,204)	(6,167)
Changes in fulfilment cash flows relating to incurred claims	(855)		(1,648)	(1,595)
Losses on onerous contracts and reversals	(30,812)		(4,242)	(9,537)
Other insurance service expenses	9,290		(1,464)	(4,453)
Insurance service expenses for insurance contracts	(105,430)		(62,943)	(58,096)
Recovery of incurred reinsurance claims and expenses	0		0	0
Changes in fulfilment cash flows relating to incurred claims	0		0	0
Reinsurance income for reinsurance contracts	0		0	0
Other Reinsurance Income	0		0	0
Reinsurance Income	0		0	0
Expected recovery of incurred claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services received	0		0	0
Experience adjustments on reinsurance premium related to current and past services	0		0	0
Other reinsurance expenses	0		0	0
Reinsurance expenses not applying the premium allocation approach	0		0	0
Reinsurance expense	0		0	0
Net insurance income	52,260		63,518	21,918
Pension Savings | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	157,690		126,461	80,014
Insurance service expenses for insurance contracts	(105,430)		(62,943)	(58,096)
Pension Savings | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Pension Savings | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Pension Savings | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Reinsurance expense	0		0	0
Variable Life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	84,758		90,456	85,464
Changes in risk adjustment due to release of risk	6,213		5,795	4,992
Contractual service margin recognized in profit or loss for the services provided	106,798		101,106	116,255
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	11,326		10,855	5,339
Other insurance revenues	(562)		(551)	(674)
Insurance revenue	208,533		207,661	211,376
Incurred claims and expenses	(84,454)		(89,201)	(89,211)
Amortization of insurance acquisition cash flows	(11,326)		(10,855)	(5,339)
Changes in fulfilment cash flows relating to incurred claims	1,034		(133)	1,823
Losses on onerous contracts and reversals	21,785		(7,481)	5,804
Other insurance service expenses	(2,951)		(2,064)	(1,775)
Insurance service expenses for insurance contracts	(75,912)		(109,734)	(88,698)
Recovery of incurred reinsurance claims and expenses	0		0	0
Changes in fulfilment cash flows relating to incurred claims	0		0	0
Reinsurance income for reinsurance contracts	0		0	0
Other Reinsurance Income	0		0	0
Reinsurance Income	0		0	0
Expected recovery of incurred claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services received	0		0	0
Experience adjustments on reinsurance premium related to current and past services	0		0	0
Other reinsurance expenses	0		0	0
Reinsurance expenses not applying the premium allocation approach	0		0	0
Reinsurance expense	0		0	0
Net insurance income	132,621		97,927	122,678
Variable Life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	208,533		207,661	211,376
Insurance service expenses for insurance contracts	(75,912)		(109,734)	(88,698)
Variable Life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Variable Life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Variable Life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Reinsurance expense	0		0	0
Life Insurance Compound
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services provided	0		0	0
Experience adjustments on premium related to current and past services	0		0
Recovery of insurance acquisition cash flows	0		0	0
Other insurance revenues	0		0	0
Insurance revenue	0		0	0
Incurred claims and expenses	0		0	0
Amortization of insurance acquisition cash flows	0		0	0
Changes in fulfilment cash flows relating to incurred claims	0		0	0
Losses on onerous contracts and reversals	0		0	0
Other insurance service expenses	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Recovery of incurred reinsurance claims and expenses	2,679		13,569	2,233
Changes in fulfilment cash flows relating to incurred claims	(664)		2,017	410
Reinsurance income for reinsurance contracts	109		(2,042)	1,651
Other Reinsurance Income	0		0	0
Reinsurance Income	2,124		13,544	4,294
Expected recovery of incurred claims and expenses	(2,329)		(11,195)	(1,318)
Changes in risk adjustment due to release of risk	(162)		(37)	(47)
Contractual service margin recognized in profit or loss for the services received	(2,077)		(403)	(2,784)
Experience adjustments on reinsurance premium related to current and past services	1,069		0	0
Other reinsurance expenses	23		(5,021)	1,075
Reinsurance expenses not applying the premium allocation approach	(3,476)		(16,656)	(3,074)
Reinsurance expense	(3,476)		(16,656)	(3,074)
Net insurance income	(1,352)		(3,112)	1,220
Life Insurance Compound | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Life Insurance Compound | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Life Insurance Compound | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	2,124		13,544	4,294
Life Insurance Compound | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Reinsurance expense	0		0	0
Long Term Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	4,992,525		4,565,702	4,138,267
Changes in risk adjustment due to release of risk	205,030		179,271	184,724
Contractual service margin recognized in profit or loss for the services provided	853,436		837,664	812,094
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	273,822		217,639	170,819
Other insurance revenues	0		0	0
Insurance revenue	6,324,813		5,800,276	5,305,904
Incurred claims and expenses	(5,186,489)		(4,519,263)	(4,074,815)
Amortization of insurance acquisition cash flows	(308,134)		(231,635)	(173,030)
Changes in fulfilment cash flows relating to incurred claims	87,661		190,555	35,466
Losses on onerous contracts and reversals	(48,267)		(167,924)	(246,136)
Other insurance service expenses	0		0	0
Insurance service expenses for insurance contracts	(5,455,229)		(4,728,267)	(4,458,515)
Recovery of incurred reinsurance claims and expenses	172,686		162,127	127,608
Changes in fulfilment cash flows relating to incurred claims	1,228		(25,781)	1,979
Reinsurance income for reinsurance contracts	(7,916)		23,765	48,300
Other Reinsurance Income	0		0	0
Reinsurance Income	165,998		160,111	177,887
Expected recovery of incurred claims and expenses	(159,641)		(188,354)	(149,313)
Changes in risk adjustment due to release of risk	(8,336)		(9,232)	(7,865)
Contractual service margin recognized in profit or loss for the services received	(4,657)		2,211	9,409
Experience adjustments on reinsurance premium related to current and past services	(16,823)		16,785	(2,951)
Other reinsurance expenses	0		0	0
Reinsurance expenses not applying the premium allocation approach	(189,457)		(178,590)	(150,720)
Reinsurance expense	(191,051)		(180,215)	(152,532)
Net insurance income	844,531		1,051,905	872,744
Long Term Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	6,324,813		5,800,276	5,305,904
Insurance service expenses for insurance contracts	(5,455,229)		(4,728,267)	(4,458,515)
Long Term Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Long Term Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	164,562		160,316	176,626
Long Term Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	1,436		(205)	1,261
Reinsurance expense	(1,594)		(1,625)	(1,812)
General Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services provided	0		0	0
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	0		0	0
Other insurance revenues	0		0	0
Insurance revenue	1,419,000		1,362,030	1,291,887
Incurred claims and expenses	(1,001,479)		(850,413)	(1,058,394)
Amortization of insurance acquisition cash flows	(161,239)		(146,582)	(131,289)
Changes in fulfilment cash flows relating to incurred claims	(133,728)		103,682	204,283
Losses on onerous contracts and reversals	(5,904)		(3,673)	(807)
Other insurance service expenses	0		0	0
Insurance service expenses for insurance contracts	(1,302,350)		(896,986)	(986,207)
Recovery of incurred reinsurance claims and expenses	409,737		291,179	566,668
Changes in fulfilment cash flows relating to incurred claims	106,485		(94,031)	(196,236)
Reinsurance income for reinsurance contracts	437		574	151
Other Reinsurance Income	0		0	0
Reinsurance Income	516,659		197,722	370,583
Expected recovery of incurred claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services received	0		0	0
Experience adjustments on reinsurance premium related to current and past services	0		0	0
Other reinsurance expenses	0		0	0
Reinsurance expenses not applying the premium allocation approach	0		0	0
Reinsurance expense	(577,986)		(605,882)	(602,471)
Net insurance income	55,323		56,884	73,792
General Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
General Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	1,419,000		1,362,030	1,291,887
Insurance service expenses for insurance contracts	(1,302,350)		(896,986)	(986,207)
General Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
General Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	516,659		197,722	370,583
Reinsurance expense	(577,986)		(605,882)	(602,471)
Automobile Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services provided	0		0	0
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	0		0	0
Other insurance revenues	0		0	0
Insurance revenue	2,834,504		2,820,406	2,714,974
Incurred claims and expenses	(2,634,445)		(2,537,651)	(2,388,765)
Amortization of insurance acquisition cash flows	(311,288)		(318,873)	(314,720)
Changes in fulfilment cash flows relating to incurred claims	24,514		64,529	61,059
Losses on onerous contracts and reversals	0		0	0
Other insurance service expenses	0		0	0
Insurance service expenses for insurance contracts	(2,921,219)		(2,791,995)	(2,642,426)
Recovery of incurred reinsurance claims and expenses	944		201	825
Changes in fulfilment cash flows relating to incurred claims	(79)		(679)	(1,193)
Reinsurance income for reinsurance contracts	0		0	0
Other Reinsurance Income	0		0	0
Reinsurance Income	865		(478)	(368)
Expected recovery of incurred claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services received	0		0	0
Experience adjustments on reinsurance premium related to current and past services	0		0	0
Other reinsurance expenses	0		0	0
Reinsurance expenses not applying the premium allocation approach	0		0	0
Reinsurance expense	(6,732)		(7,206)	(9,478)
Net insurance income	(92,582)		20,727	62,702
Automobile Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Automobile Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	2,834,504		2,820,406	2,714,974
Insurance service expenses for insurance contracts	(2,921,219)		(2,791,995)	(2,642,426)
Automobile Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Automobile Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	865		(478)	(368)
Reinsurance expense	(6,732)		(7,206)	(9,478)
Overseas Non-life Insurance
Disclosure of analysis of insurance revenue [line items]
Expected insurance claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services provided	0		0	0
Experience adjustments on premium related to current and past services	0		0	0
Recovery of insurance acquisition cash flows	0		0	0
Other insurance revenues	0		0	0
Insurance revenue	63,006		63,070	83,360
Incurred claims and expenses	(26,981)		(18,445)	(159,369)
Amortization of insurance acquisition cash flows	(2,836)		(3,389)	(3,054)
Changes in fulfilment cash flows relating to incurred claims	0		0	0
Losses on onerous contracts and reversals	0		0	0
Other insurance service expenses	0		0	0
Insurance service expenses for insurance contracts	(29,817)		(21,834)	(162,423)
Recovery of incurred reinsurance claims and expenses	32,701		44,816	128,534
Changes in fulfilment cash flows relating to incurred claims	0		0	0
Reinsurance income for reinsurance contracts	0		0	0
Other Reinsurance Income	0		0	0
Reinsurance Income	32,701		44,816	128,534
Expected recovery of incurred claims and expenses	0		0	0
Changes in risk adjustment due to release of risk	0		0	0
Contractual service margin recognized in profit or loss for the services received	0		0	0
Experience adjustments on reinsurance premium related to current and past services	0		0	0
Other reinsurance expenses	0		0	0
Reinsurance expenses not applying the premium allocation approach	0		0	0
Reinsurance expense	(75,334)		(89,095)	(65,591)
Net insurance income	(9,444)		(3,043)	(16,120)
Overseas Non-life Insurance | Insurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	0		0	0
Insurance service expenses for insurance contracts	0		0	0
Overseas Non-life Insurance | Insurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Insurance revenue	63,006		63,070	83,360
Insurance service expenses for insurance contracts	(29,817)		(21,834)	(162,423)
Overseas Non-life Insurance | Reinsurance contracts other than those to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	0		0	0
Overseas Non-life Insurance | Reinsurance contracts to which premium allocation approach has been applied
Disclosure of analysis of insurance revenue [line items]
Reinsurance Income	32,701		44,816	128,534
Reinsurance expense	₩ (75,334)		₩ (89,095)	₩ (65,591)